RECLAMATION PROVISION	9 Months Ended
Sep. 30, 2022
RECLAMATION PROVISION
Reclamation Provision

14.  RECLAMATION PROVISION

Management’s estimate of the reclamation provision at September 30, 2022, is $767 (December 31, 2021 – $726), and the undiscounted value of the obligation is $1,292 (December 31, 2021 – $1,252).

The present value of the obligation was calculated using a risk-free interest rate of 7.78% (December 31, 2021 – 7.78%) and an inflation rate of 7.36% (December 31, 2021 – 7.36%). Reclamation activities are estimated to begin in 2023 for the San Gonzalo Mine and in 2041 for the Avino Mine.

A reconciliation of the changes in the Company’s reclamation provision is as follows:

	September 30, 2022	December 31, 2021

Balance at beginning of the period	$726	$808
Changes in estimates	-	(105)
Unwinding of discount related to continuing operations	32	47
Effect of movements in exchange rates	9	(24)
Balance at end of the period	$767	$726